MARKETABLE SECURITIES (Tables)	9 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
Marketable securities
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Decrease
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	8,250	(899,250)
Carlyle Commodities Corp - Warrants	550,000	727,000	200	(726,800)
Other	1,680,729	14,237	13,836	(401)
Total	2,780,729	1,648,737	22,286	(1,626,451)